Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by pay versus performance (“PVP”) rules adopted by the SEC, the following Pay Versus Performance table (“PVP Table”) provides SEC-required information about compensation for 2024 for this Proxy Statement’s NEOs, as well as our named executive officers from our 2024, 2023, 2022 and 2021 Proxy Statements (each of 2020, 2021, 2022, 2023 and 2024, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below as “PVP NEOs.” The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:
•	The information in columns (b) and (d) of the PVP Table comes directly from this year’s or prior years’ Summary Compensation Tables; and
•
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years.

2024 Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($)(c)(1)(2)	Average SCT Total for Non- PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)(2)	Total Shareholder Return ($)(f)(3)	Peer Group Total Shareholder Return ($)(g)(3)(4)	Net Income ($)(h)(5)	Adjusted Operating Profit ($)(i)(6)
2024	3,986,740	2,204,238	904,002	737,547	79	197	24.3	82.8
2023	4,020,922	1,451,195	853,747	606,509	82	168	40.4	89.5
2022	4,416,441	1,310,340	1,059,133	674,005	89	128	66.2	116.2
2021	4,582,126	4,881,738	1,607,476	1,354,921	118	141	57.3	112.8
2020	4,576,670	4,508,721	1,626,838	1,582,999	101	112	(79.8)	100.2
(1)
Thomas Amato was our principal executive officer (“PEO”) for each Covered Year. For 2024, our non-PEO PVP NEOs were Scott Mell, Jodi Robin and Jill Stress. For 2023, our non-PEO PVP NEOs were Scott Mell, Jodi Robin, Jill Stress and Fabio Matheus Salik. For 2022, our non- PEO PVP NEOs were Scott Mell, Fabio Matheus Salik and John Schaefer. For 2021, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik, John Schaefer, Robert Zalupski and Joshua Sherbin. For 2020, our non-PEO PVP NEOs were Robert Zalupski and Joshua Sherbin.

(2)
For 2024, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) the following amounts. Please note that, while similar adjustment information was provided in our 2024 proxy statement for Covered Year 2023 and in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or the relationships disclosure provided below.

Item and Value Added (Deducted)	2024
For PEO:
- SCT “Stock Awards” column value	$(3,179,435)
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$3,029,760
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	$(1,660,194)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in prior years that vested in Covered Year	$(25,948)
+ fair value as of vesting date of equity awards granted and vested in Covered Year	$41,196
+ includable dividends/earnings on equity awards during Covered Year	$12,119
Sub-Total	$(1,782,502)

Item and Value Added (Deducted)	2024
For Non-PEO PVP NEOs (Average):
- SCT “Stock Awards” column value	$(480,024)
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$466,353
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	$(151,328)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in prior years that vested in Covered Year	$(3,308)
+ includable dividends/earnings on equity awards during Covered Year	$1,852
Sub-Total	$(166,455)
(3)
Total shareholder return (“TSR”) for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Industrials Index (the “S&P Small Cap 600 Peers”), which is also the peer group used to measure the Company’s TSR-based equity award attainment.

(5)	Net income is calculated as the consolidated net income (loss) of the Company and its subsidiaries, determined in accordance with U.S. GAAP. Dollar values are in millions.
(6)
For purposes of this PVP disclosure, Adjusted Operating Profit is calculated based on the Company’s Adjusted Operating Profit as used for external reporting purposes, adjusted to exclude the effect of Special Items as defined by the Company. Adjusted Operating Profit means earnings before interest, taxes and other income/expense, and excludes certain non-recurring items (cash and non-cash) which may include, but are not limited to, income/expenses related to business restructuring, merger and acquisition diligence and transaction costs, cost savings projects, the impact of purchase accounting, debt refinancing, changes in accounting principles and asset impairments (collectively “Special Items”). This measure of profitability is used because it is viewed as a leading indicator of our ability to effectively manage our costs throughout the business cycle. Dollar values are in millions. See Appendix I: Additional Information Regarding Special Items Impacting Reported GAAP Financial Measures in our fourth quarter and full year earnings releases for the related periods for detailed reconciliations to GAAP results.

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote
(1)
Thomas Amato was our principal executive officer (“PEO”) for each Covered Year. For 2024, our non-PEO PVP NEOs were Scott Mell, Jodi Robin and Jill Stress. For 2023, our non-PEO PVP NEOs were Scott Mell, Jodi Robin, Jill Stress and Fabio Matheus Salik. For 2022, our non- PEO PVP NEOs were Scott Mell, Fabio Matheus Salik and John Schaefer. For 2021, our non-PEO PVP NEOs were Scott Mell, Fabio Matheus Salik, John Schaefer, Robert Zalupski and Joshua Sherbin. For 2020, our non-PEO PVP NEOs were Robert Zalupski and Joshua Sherbin.

Peer Group Issuers, Footnote
(4)
For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Industrials Index (the “S&P Small Cap 600 Peers”), which is also the peer group used to measure the Company’s TSR-based equity award attainment.

PEO Total Compensation Amount	$ 3,986,740	$ 4,020,922	$ 4,416,441	$ 4,582,126	$ 4,576,670
PEO Actually Paid Compensation Amount	$ 2,204,238	1,451,195	1,310,340	4,881,738	4,508,721
Adjustment To PEO Compensation, Footnote
(2)
For 2024, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) the following amounts. Please note that, while similar adjustment information was provided in our 2024 proxy statement for Covered Year 2023 and in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or the relationships disclosure provided below.

Item and Value Added (Deducted)	2024
For PEO:
- SCT “Stock Awards” column value	$(3,179,435)
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$3,029,760
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	$(1,660,194)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in prior years that vested in Covered Year	$(25,948)
+ fair value as of vesting date of equity awards granted and vested in Covered Year	$41,196
+ includable dividends/earnings on equity awards during Covered Year	$12,119
Sub-Total	$(1,782,502)

Non-PEO NEO Average Total Compensation Amount	$ 904,002	853,747	1,059,133	1,607,476	1,626,838
Non-PEO NEO Average Compensation Actually Paid Amount	$ 737,547	606,509	674,005	1,354,921	1,582,999
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2024, in determining both the CAP to our PEO and the average CAP to our non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) the following amounts. Please note that, while similar adjustment information was provided in our 2024 proxy statement for Covered Year 2023 and in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or the relationships disclosure provided below.

Item and Value Added (Deducted)	2024
For Non-PEO PVP NEOs (Average):
- SCT “Stock Awards” column value	$(480,024)
+ Covered year-end fair value of outstanding equity awards granted in Covered Year	$466,353
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	$(151,328)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in prior years that vested in Covered Year	$(3,308)
+ includable dividends/earnings on equity awards during Covered Year	$1,852
Sub-Total	$(166,455)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Tabular List
The following Tabular List provides what we believe represent the most important financial performance measures (including Adjusted Operating Profit) we used to link CAP to our PEO and Non-PEO PVP NEOs for 2024 to our performance for 2024:

Adjusted Operating Profit
Adjusted Earnings per Share CAGR
Free Cash Flow
Relative Total Shareholder Return
Cash RONA

Total Shareholder Return Amount	$ 79	82	89	118	101
Peer Group Total Shareholder Return Amount	197	168	128	141	112
Net Income (Loss)	$ 24,300,000	$ 40,400,000	$ 66,200,000	$ 57,300,000	$ (79,800,000)
Company Selected Measure Amount	82,800,000	89,500,000	116,200,000	112,800,000	100,200,000
PEO Name	Thomas Amato	Thomas Amato	Thomas Amato	Thomas Amato	Thomas Amato
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share CAGR
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Cash RONA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,782,502)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,179,435)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,029,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,660,194)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,196
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,948)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,119
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,455)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,353
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,328)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,308)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,852